COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases requiring minimum lease payments	As of March 31, 2018, the Group is committed under operating leases requiring minimum lease payments as follows:
$
Year ending March 31,
2019	1,296
2020	1,196
2021 and thereafter	—
2,492